Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
2024	$ 50,221
2025	13,174
2026	8,670
2027	8,702
2028	8,258
Thereafter	18,745
Total lease payments	107,770
Less: Imputed interest	(15,687)
Present value of lease liabilities	92,083	$ 135,215
Finance leases
2024	12,800
2025	12,800
2026	12,800
2027	12,800
2028	12,800
Thereafter	171,505
Total lease payments	235,505
Less: Imputed interest	(95,931)
Present value of lease liabilities	$ 139,574	$ 137,000